CAPITAL DEFICIENCY (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 14, 2022 shares	Mar. 03, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) $ / shares shares	Nov. 20, 2020 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2024 ₪ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Capital Deficiency [Line Items]
Ordinary shares issued										219,354	250,492	250,492		219,354
Ordinary shares par value (in Dollars per share) | (per share)										$ 0.01	₪ 0.01	$ 0.01	₪ 0.01	$ 0.01
Shares as compensation expense (in Dollars) | $					$ 32,000	$ 32,000	$ 64,000	$ 64,000	$ 130,000	$ 125,000
Sponsor converted	63,331
Convertible series preferred shares, par value (in Dollars per share) | (per share)												$ 0.01	₪ 0.01
MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
Shares as compensation expense (in Dollars) | $							$ 860		$ 860
Description of Converted share							Class B ordinary shares into Class A ordinary shares on a one to one basis
Preferred shares authorized										5,000,000	5,000,000	5,000,000		5,000,000
Convertible series preferred shares, par value (in Dollars per share) | $ / shares										$ 0.0001		$ 0.0001		$ 0.0001
Preferred shares issued										0	0	0		0
Preferred shares outstanding										0	0	0		0
Partial redemption withdrawn from investment held in trust account (in Dollars) | $														$ 113,000,000
Class A Ordinary Share [Member] | MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
Ordinary shares issued				100,000						480,000	3,354,999	3,354,999		3,354,999
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Number of shares issued		380,000	11,500,000
Sale price per unit (in Dollars per share) | $ / shares		$ 10	$ 10
Shares subject to possible redemption as temporary equity											11,500,000	11,500,000		11,500,000
Permanent equity (in Dollars) | $							$ 480,000
Redemptions value (in Dollars) | $							$ 113,000,000
Permanent equity														480,000
Class A Ordinary Share [Member] | MORINGA ACQUISITION CORP [Member] | First Extensions [Member]
Capital Deficiency [Line Items]
Shares subject to possible redemption as temporary equity														8,910,433
Shares subject to possible redemption were redeemed							8,910,433
Class A Ordinary Share [Member] | MORINGA ACQUISITION CORP [Member] | Second Extensions [Member]
Capital Deficiency [Line Items]
Shares subject to possible redemption as temporary equity														2,074,548
Shares subject to possible redemption were redeemed							2,074,548
Class B Ordinary Shares [Member] | MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
Ordinary shares issued				2,875,000						2,875,000	1	1		1
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Sale of stock aggregate consideration (in Dollars) | $				$ 25,000
Sponsor converted							2,874,999
Number of shares subject to forfeiture				375,000
Private Placement [Member] | MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
Sale of stock aggregate consideration (in Dollars) | $		$ 3,800,000
Public Offering [Member] | MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
Sale of stock aggregate consideration (in Dollars) | $			$ 115,000,000